Regulatory Assets and Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011 integer	Dec. 31, 2010
Regulatory Assets [Line Items]
Total Current Regulatory Assets	$ 391	$ 212
Total Non Current Regulatory Assets	847	470
Total Regulatory Assets	1,238	682
Number of installments through which the Brazil tariff recoveries are made	24
Regulatory Liabilities [Line Items]
Total Current Regulatory Liabilities	733	284
Total Non Current Regulatory Liabilities	1,279	1,132
Total Regulatory Liabilities	2,012	1,416
Latin America Regulatory Liability [Member]
Regulatory Liabilities [Line Items]
Total Regulatory Liabilities	1,333	890
North America Regulatory Liability [Member]
Regulatory Liabilities [Line Items]
Total Regulatory Liabilities	679	526
Efficiency Program Costs [Member]
Regulatory Liabilities [Line Items]
Total Current Regulatory Liabilities	29	58
Total Non Current Regulatory Liabilities	44	54
Brazil Tariff Recoveries Energy Purchases [Member]
Regulatory Liabilities [Line Items]
Total Current Regulatory Liabilities	305	118
Total Non Current Regulatory Liabilities	76	69
Brazil Tariff Recoveries Transmission Costs Regulatory Fees And Other [Member]
Regulatory Liabilities [Line Items]
Total Current Regulatory Liabilities	172	71
Total Non Current Regulatory Liabilities	64	57
Asset Retirement Obligation Costs Member
Regulatory Liabilities [Line Items]
Total Non Current Regulatory Liabilities	649	509
Brazil Special Obligations [Member]
Regulatory Liabilities [Line Items]
Total Non Current Regulatory Liabilities	422	435
Other Regulatory Liabilities [Member]
Regulatory Liabilities [Line Items]
Total Current Regulatory Liabilities	37	37
Total Non Current Regulatory Liabilities	24	8
Brazil Tariff Reset Adjustment
Regulatory Liabilities [Line Items]
Total Current Regulatory Liabilities	190	0
Latin America Regulatory Asset [Member]
Regulatory Assets [Line Items]
Total Regulatory Assets	546	265
North America Regulatory Asset [Member]
Regulatory Assets [Line Items]
Total Regulatory Assets	692	417
Brazil Tariff Recoveries Energy Purchases [Member]
Regulatory Assets [Line Items]
Total Current Regulatory Assets	79	62
Total Non Current Regulatory Assets	84	18
Brazil Tariff Recoveries Transmission Costs Regulatory Fees And Other [Member]
Regulatory Assets [Line Items]
Total Current Regulatory Assets	185	82
Total Non Current Regulatory Assets	86	32
El Salvador Tariff Recoveries [Member]
Regulatory Assets [Line Items]
Total Current Regulatory Assets	108	67
Defined Benefit Pension Obligations at IPL and DPL
Regulatory Assets [Line Items]
Total Non Current Regulatory Assets	399	235
Income Taxes Recoverable From Customers [Member]
Regulatory Assets [Line Items]
Total Non Current Regulatory Assets	76	66
Other Regulatory Assets [Member]
Regulatory Assets [Line Items]
Total Current Regulatory Assets	19	1
Total Non Current Regulatory Assets	122	39
Other noncurrent regulatory assets that did not earn a rate of return	37	14
Other current regulatory assets that did not earn a rate of return	12	0
Deferred Midwest Independent Service Operator Costs [Member]
Regulatory Assets [Line Items]
Total Non Current Regulatory Assets	$ 80	$ 80